LOANS RECEIVABLE (Tables) - Galaxy Digital Holdings, LP	3 Months Ended
Mar. 31, 2025
Financing Receivable, Allowance for Credit Loss [Line Items]
Schedule of Loans Receivable, Current And Non-Current
Loans receivable, current and non-current

(in thousands)	December 31, 2024	December 31, 2023
Loans receivable	$476,620	$377,105
Loans receivable, non-current	—	10,259
Loans receivable, current and non-current	$476,620	$387,364

(in thousands)	December 31, 2024	December 31, 2023
Loans payable	$510,718	$93,069

(in thousands)	December 31, 2024	December 31, 2023
Assets posted as collateral - Digital intangible assets	$194,306	$67,767
Less: Allowance for credit losses	(554)	—
Assets posted as collateral associated with digital asset loans payable	$193,752	$67,767

Schedule of Outstanding Loans Receivable to be Repaid	The outstanding loans receivable are scheduled to be repaid during the following periods:

(in thousands)	Amounts
2025	$476,620
Loans receivable, current and non-current	$476,620

Schedule of Collateral Payable Associated With Loans Receivable, Current
Collateral payable associated with loans receivable, current

(in thousands)	December 31, 2024	December 31, 2023
Collateral payable — Digital assets	$620,633	$444,839
Collateral payable — Cash	—	—
Collateral payable associated with loans receivable, current	$620,633	$444,839